Financial risk management - Summary of Financial Liabilities (Detail) - Liquidity risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	R$ (38,982,054)	R$ (36,783,178)
Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(6,464,284)
1 - 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(3,677,757)
3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(11,176,884)
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(17,663,129)
Loans, borrowings and debentures [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	38,442,908	31,554,560
Loans, borrowings and debentures [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	3,374,037
Loans, borrowings and debentures [member] | 1 - 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	3,527,103
Loans, borrowings and debentures [member] | 3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	10,409,527
Loans, borrowings and debentures [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	21,132,241
Trade payables [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	1,923,920	2,433,995
Trade payables [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	1,923,920
Other financial liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	455,702	382,702
Other financial liabilities [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	455,702
REFIS [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(232,358)	(244,957)
REFIS [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(66,838)
REFIS [member] | 1 - 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(16,423)
REFIS [member] | 3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(37,678)
REFIS [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(111,419)
Leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	837,662	1,443,470
Leases [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	184,903
Leases [member] | 1 - 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	152,862
Leases [member] | 3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	304,120
Leases [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	195,777
Derivative financial instruments [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(3,453,882)	110,909
Derivative financial instruments [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(84,502)
Derivative financial instruments [member] | 1 - 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(18,631)
Derivative financial instruments [member] | 3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	425,559
Derivative financial instruments [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(3,776,308)
Real estate credits certificates [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		92,844
Payables to related parties [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	355,971	328,263
Payables to related parties [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	355,971
Dividends payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	187,415	R$ 191,478
Dividends payable [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	R$ 187,415